Trade and Other Receivables (Details) - Schedule of movement of the allowance for expected credit losses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Receivables [Abstract]
Opening balance	S/ 14,573	S/ 14,358	S/ 12,781
Additions, note 22	1,972	563	1,582
Recoveries	(78)	(348)	(5)
Ending balance	S/ 16,467	S/ 14,573	S/ 14,358